Fair Value	12 Months Ended
Mar. 31, 2025
Fair Value [Abstract]
Fair Value

7. Fair Value

The following table presents information about the Company’s assets by major category measured at fair value on a recurring basis as of March 31, 2025 and 2024, and indicates the fair value hierarchy of the valuation technique utilized by the Company to determine such fair value.

Assets measured at fair value on a recurring basis as of March 31, 2025 and 2024:

	March 31, 2025
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total
Assets:
Securities owned, at fair value	$531,189	$531,189	$-	$-	$531,189
Foreign currency forward contracts	(50,669)	-	(50,669)	-	(50,669)
US Treasury notes	968,398	968,398	-	-	968,398
Total assets at fair value	$1,448,918	$1,499,587	$(50,669)	$-	$1,448,918

	March 31, 2024
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total
Assets:
Securities owned, at fair value	$946,619	$946,619	$-	$-	$946,619
Money market fund	175,373	175,373	-	-	175,373
US Treasury notes	991,862	991,862	-	-	991,862
Foreign currency forward contracts	468,919	-	468,919	-	468,919
Total assets at fair value	$2,582,773	$2,113,854	$468,919	$-	$2,582,773

There was no transfer between any levels during the years ended March 31, 2025, 2024, and 2023.